16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2012
Receivables [Abstract]
Balance at the beginning of the period	$ 21,280	$ 12,337
Provision during the period	6,774	18,886
Bad debts written off	(3,004)	(9,943)
Balance at the end of the period	$ 25,050	$ 21,280